Personnel expenses	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Personal expenses	Personnel expenses

	2024	2023	2022
	(in € millions, except employee data)
Wages and salaries	1,187	1,558	1,233
Social costs and payroll taxes	444	254	85
Contributions to retirement plans	52	55	51
Share-based compensation	267	321	381
Other employee benefits	138	157	150
Total	2,088	2,345	1,900
Average full-time employees	7,691	9,123	8,359
On January 23, 2023, the Company announced a reorganization to streamline our organizational structure and reduce our operating costs. As part of such reorganization, we reduced our employee base by approximately 6% across the Company. Additionally, during the second fiscal quarter of 2023, we executed a strategic realignment and reorganization plan focusing on podcast operations and rationalizing our content portfolio. On December 4, 2023, the Company announced a reduction in force, through which our employee base was reduced by approximately 17%. In connection with these reorganizations, during the year ended December 31, 2023, we recognized charges of €212 million for employee severance. These charges were included within the consolidated statement of operations as follows:

Year ended December 31, 2023

Cost of revenue	15
Research and development	119
Sales and marketing	44
General and administrative	34
Total	212
There were no similar material reorganization events during the year ended December 31, 2024.